Accumulated losses	12 Months Ended
Jun. 30, 2022
Accumulated Losses
Accumulated losses

23. Accumulated losses

	Consolidated Group
	2022 A$	2021 A$
Balance at beginning of year	(40,136,700)	(39,140,934)
Profit attributable to owners of the Company	(5,090,327)	(995,766)
Balance at end of year	(45,227,027)	(40,136,700)